Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of minimum payments under long-term service and other agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	148,663
Between one and three years	91,690
Between three and five years	38,981
Beyond five years	489